Withholding Tax Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of acquired receivables [text block] [Abstract]
Schedule of withholding tax receivables
	2020	2019
Balance at January 1	$6,865,971	$5,405,006
Addition	728,165	960,497
Collection	(1,527,771)	-
Write off	(710,219)	-
Allowance for uncollectible	(1,055,775)	-
Exchange difference	(75,332)	500,468
Balance at December 31	$4,225,039	$6,865,971

Schedule of current and non current portion of tax receivables
	As of December 31,
	2020	2019
Current portion	$690,487	$-
Non-current portion	3,534,552	6,865,971
Withholding tax receivables, net	$4,225,039	$6,865,971